INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories
	As of September 30,
	2025	2024
Raw materials	$61,653	$855,488
Work-in-process	5,741,923	6,914,276
Finished goods	7,275,601	5,758,406
Provision for inventory impairment	-	—
Total	$13,079,177	$13,528,170